PREPAID EXPENSES	3 Months Ended
Mar. 31, 2014
Prepaid Expenses Disclosure [Abstract]
PREPAID EXPENSES
6. PREPAID EXPENSES

Prepaid expenses are for services that have been paid in advance primarily with stock that are amortized over the life of the contract. The agreements pertain to pricing structure, distribution, warehousing, inventory management, financial advisory services, pro athlete endorsements and licensing agreements.